Note 38 Other administrative expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 799	€ 663
Communication expense	107	98
Advertising expense	164	122
Property Fixtures And Materials expense	249	216
Taxes Other Than Income Tax	228	170
Surveillance and security service expense	120	104
Other expenses	515	418
Other expense, by function	€ 2,181	€ 1,790